EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) plan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	$ 6,019	$ 5,899
Company contributions	17,200
Expected contributions in 2023	2,200
Expected direct benefit payments in 2023	18,400
Contributions to defined contribution plans	19,000	23,400	$ 21,400
Rabbi Trust Plans
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	6,000	5,900
Long-term investments	$ 14,600	16,000
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	6
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	5
Company contributions	$ 13,317	15,725
Expected direct benefit payments in 2023	$ 20,240
Pension Plan | Ireland
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	2
Pension Plan | U.K.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	2
Pension Plan | Canada
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	1
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 3,999	$ 2,781
Expected direct benefit payments in 2023	19,391
Pension Plan | United States | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 1,800